Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

(29)    Subsequent Events

Amendment of Senior Secured Credit Agreement

On January 25, 2023, the senior secured credit agreement (see note 16 – Long-term Debt) was amended to provide for additional term loans in an aggregate principal amount equal to $135 million (the “New Loans”). The Company intends to use the proceeds from the New Loans for general corporate purposes. The New Loans have substantially the same terms as the existing loans under the senior secured credit agreement’s tranche B-3 term facility. The amendment also extended the maturity of the senior secured revolving credit facility from August 2023 to September 2026, subject to a springing maturity provision. The senior secured revolving credit facility will automatically terminate on May 14, 2025 if the senior secured initial term loans have not been refinanced, replaced or extended (with a resulting maturity date that is December 16, 2026 or later) or repaid in full prior to May 14, 2025. Additionally, the amendment suspended the financial covenant restriction on the draw-down of the revolving credit facility until July 1, 2024, and replaced it with certain other borrowing conditions. Subject to meeting such borrowing conditions, the Company can draw-down the entire $50 million of revolving credit facility.

The amendment replaced LIBOR with SOFR as the benchmark rate applicable to each of the senior secured tranche B-3 term loan facility and the senior secured revolving credit facility and increased the applicable interest rate margins under such facilities. The New Loans and the existing loans under the senior secured tranche B-3 term loan facility will accrue interest at a variable interest rate based on SOFR plus a leverage-based margin ranging from 5.25% to 6.75% per annum, and loans under the senior secured revolving credit facility will accrue interest at a variable interest rate based on SOFR plus a leverage-based margin ranging from 4.75% to 6.25% per annum. A SOFR floor of 1.00% applies to the New Loans and each of the senior secured tranche B-3 term loan facility and the senior secured revolving credit facility.

Restructuring

On January 24, 2023, the Company announced changes to its internal operating model and expects to incur total pre-tax restructuring and related charges of approximately $20 million to $25 million during the year ending December 31, 2023 in connection with the costs associated with implementing these changes, substantially all of which represent future cash expenditures for the payment of severance and related benefits costs resulting from reduction in workforce. This strategic realignment and related actions are expected to be substantially complete by the end of the second quarter of 2023.

MIP Exchange Offer

In December 2022, the Company initiated an exchange offer which provided eligible participants with the opportunity to tender their underwater GBTG MIP Options for new RSUs calculated in a manner as set out in the exchange offer.

The exchange offer expired on January 26, 2023. Pursuant to the terms of exchange offer, 10,088,754 GBTG MIP Options were cancelled and the Company granted 4,817,142 new RSUs in respect of the cancelled GBTG MIP Options. In addition, 2,699,885 GBTG MIP Options were automatically exercised as required by the terms of the exchange offer. The new RSUs were granted under the 2022 Plan and vest one-third on each of the first three anniversaries of the grant date, generally subject to continued employment by the participant through the applicable vesting date and other such terms and conditions as set forth in the applicable restricted stock unit award agreement.

Interest Rate Swap Contract

In February 2023, in order to mitigate the financial impact of expected increases in interest rates, the Company entered into an interest rate swap for a notional amount of $300 million of debt for a period covering from March 2023 to March 2027. The terms of the agreement require the Company to receive a variable rate of 3 months U.S SOFR, with a floor of 0.9%, and pay fixed rate of 4.295%.